Financial Instruments (Effect of Risk Management) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Hedge [Abstract]
Total	$ 114.8	$ 112.7	$ 93.8
Cash flow hedges: | Interest rate swap
Cash Flow Hedge [Abstract]
Effective portion of risk-management instruments that was recognized in other comprehensive income (loss) is	0.0	13.0	(3.4)
Net investment hedges:
Cash Flow Hedge [Abstract]
Effective portion of risk-management instruments that was recognized in other comprehensive income (loss) is	110.4	(361.5)	137.5
Net investment hedges: | Foreign Exchange Contract
Cash Flow Hedge [Abstract]
Effective portion of risk-management instruments that was recognized in other comprehensive income (loss) is	5.7	0.0	31.9
Net investment hedges: | Cross-currency interest rate swaps
Cash Flow Hedge [Abstract]
Effective portion of risk-management instruments that was recognized in other comprehensive income (loss) is	96.8	(126.6)	32.5
Designated as Hedging Instrument | Hedged Fixed Rate Debt
Fair Value Hedge [Abstract]
Effect from hedged fixed-rate debt	(40.9)	(14.1)	(30.8)
Designated as Hedging Instrument | Interest Rate Contract
Fair Value Hedge [Abstract]
Effect from interest rate contracts	40.9	14.1	30.8
Cash Flow Hedge [Abstract]
Effective portion of losses on interest rate contracts reclassified from accumulated other comprehensive loss	14.8	14.8	15.0
Not Designated as Hedging Instrument | Foreign Exchange Contract
Cash Flow Hedge [Abstract]
Net losses on foreign currency exchange contracts not designated as hedging instruments	$ 100.0	$ 97.9	$ 78.8